MUTUAL FUND SERIES TRUST

(THE “TRUST”)

Supplement dated March 20, 2015 to the Eventide Gilead Fund and the Eventide Healthcare & Life Sciences Fund

The table contained under the section entitled “Trustees and Officers” is hereby replaced in its entirety with the following:

Independent Trustees

Name, Address Year of Birth	Position(s) Held with Registrant	Term and Length Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
Tobias Caldwell c/o Mutual Fund Series Trust 17605 Wright Street, Omaha NE 68130 Year of Birth: 1967	Trustee	Since 6/2006	Manager of Genovese Family Enterprises, a real estate firm, since 1999. Managing Member of PTL Real Estate LLC, a real estate/investment firm, since 2000. Managing Member of Bear Properties, LLC, a real estate firm, since 2006. President of Genovese Imports, an importer/ distributor of wine, from 2005 to 2011.	40	Variable Insurance Trust since 2010
Tiberiu Weisz c/o Mutual Fund Series Trust 17605 Wright Street, Omaha NE 68130 Year of Birth: 1949	Trustee	Since 6/2006	Attorney with and shareholder of Gottlieb, Rackman & Reisman, P.C., since 1994.	40	Variable Insurance Trust since 2010

Dr. Bert Pariser c/o MITCU Corporation 860 East Broadway, Suite 2D, Long Beach, NY 11561 Year of Birth: 1940	Trustee	Since 5/2007	Managing Partner of The MITCU Corporation, a technology consulting firm since 2004. Faculty Member Technical Career Institutes, since 1991.	40	Variable Insurance Trust since 2010

Interested Trustee*** and Officers

Name, Address, Year of Birth	Position(s) Held with Registrant	Term and Length Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
Jerry Szilagyi 22 High Street Huntington, NY 11743 Year of Birth: 1962	Trustee and President	Trustee since 7/2006; President since 2/2012	Managing Member, Catalyst Capital Advisors LLC, 1/2006- present; Member, AlphaCentric Advisors LLC, 2/2014 to Present; Member, Catalyst Mutuals Fund Distributors LLC, 12/2014-present; President, MFund Distributors LLC, 10/2012-present; President, MFund Services LLC, 1/2012 - Present; President, Abbington Capital Group LLC, 1998- present; President, Cross Sound Capital LLC, 6/2011 to 10/2013; President, USA Mutuals, Inc., 3/2011 to present; CEO, ThomasLloyd Global Asset Management (Americas) LLC, 9/2006 to 2010.	40	Variable Insurance Trust since 2010
Erik Naviloff 80 Arkay Drive Hauppauge, New York 11788 Year of Birth: 1968	Treasurer	Since 4/2012	Vice President – Fund Administration, Gemini Fund Services, LLC, since 2011; Assistant Vice President, Gemini Fund Services, 2007 - 2012.	N/A	N/A
Aaron Smith 80 Arkay Drive. Hauppauge, New York 11788	Assistant Treasurer	Since 11/2013	Manager - Fund Administration, Gemini Fund Services, LLC, since 2012; Authorized Officer,	N/A	N/A

Year of Birth: 1974			UBS Global Asset Management, a business division of UBS AG, 2010-2012.
Brian Curley 80 Arkay Drive. Hauppauge, New York 11788 Year of Birth: 1970	Assistant Treasurer	Since 11/2013	Assistant Vice President, Gemini Fund Services, LLC, since 2012; Senior Controller of Fund Treasury, The Goldman Sachs Group, Inc., 2008 – 2012.	N/A	N/A
Sam Singh 80 Arkay Drive. Hauppauge, New York 11788 Year of Birth: 1970	Assistant Treasurer	Since 2/2015	Vice President, Gemini Fund Services, LLC since 1/2015; Assistant Vice President, Gemini Fund Services, LLC, 2011-12/2014; Assistant Vice President of Fund Administration, BNY Mellon, 2007-2011.	N/A	N/A
Jennifer A. Bailey 22 High Street Huntington, NY 11743 Year of Birth: 1968	Secretary and Chief Compliance Officer	Secretary since 4/2014; Chief Compliance Officer since 3/2015	Director of Legal Services, MFund Services LLC, 2/2012 to present; Attorney, Weiss & Associates, 12/2008 to 6/2010.	N/A	N/A

* The term of office of each Trustee is indefinite.

** The ‘Fund Complex’ includes the Trust and Variable Insurance Trust, a registered open-end investment company.

***The Trustee who is an “interested persons” of the Trust as defined in the 1940 Act is an interested person by virtue of being an officer of the Fund advisor.

The section entitled “Compliance Services” is hereby deleted in its entirety.

The last table under the Portfolio Managers section of the SAI is replaced in its entirety with the following:

As of June 30, 2014, the portfolio managers owned, shares of the Funds the value of which fell within the following ranges:

	Eventide Gilead Fund	Eventide Healthcare & Life Sciences Fund
Dr. Kuruvilla	$50,001-$100,000	$10,001-$50,000
Mr. Barksdale	$100,001-$500,000	$100,001-$500,000

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You should read this Supplement in conjunction with each Fund’s current Prospectus and SAI, which provides information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 866-447-4228 or by writing to the Fund c/o Gemini Fund Services, LLC 17605 Wright Street, Omaha, Nebraska 68130.

Please retain this Supplement for future reference.